Private Placement (Details) - USD ($)			6 Months Ended	10 Months Ended	12 Months Ended
	May 27, 2025	May 23, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025	Jul. 20, 2026	Jun. 16, 2025
Private Placement [Line Items]
Price per warrant (in Dollars per share)			$ 0.01		$ 0.01
Percentage of capital utilized					50.10%
Trading days of the initial business combination			30 days		30 days
Exercisable term			5 years		5 years
Agreed to purchase				8,337,500
Aggregate purchase price (in Dollars)	$ 10
Redemption percentage			100.00%		100.00%
Forecast [Member]
Private Placement [Line Items]
Voting and non-redemption shares						7,612,155
Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate warrants	3,293,750	5,043,750	8,337,500		8,337,500
Gross proceeds of warrants (in Dollars)			$ 8,337,500		$ 8,337,500
Percentage of capital utilized			50.10%		50.10%
Agreed to purchase					8,337,500
Voting and non-redemption shares			7,612,155
Sponsor [Member]
Private Placement [Line Items]
Aggregate warrants					5,043,750
Percentage of capital utilized			50.10%		50.10%
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate warrants	3,293,750	5,043,750	5,043,750		5,043,750
Price per warrant (in Dollars per share)			$ 1		$ 1
Gross proceeds of warrants (in Dollars)			$ 8,337,500
Percentage of capital utilized	100.00%
Agreed to purchase			8,337,500
Aggregate purchase price (in Dollars)		$ 6,467,500
Cantor Fitzgerald & Co [Member]
Private Placement [Line Items]
Aggregate purchase price (in Dollars)	$ 10
Cantor Fitzgerald & Co [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate warrants			3,293,750		3,293,750
Class A Ordinary share [Member]
Private Placement [Line Items]
Par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary share [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Purchase of each warrants			1		1
Price per warrant (in Dollars per share)			$ 11.5		$ 11.5		$ 11.5
Class A Ordinary share [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Purchase of each warrants			1		1
Price per warrant (in Dollars per share)					$ 11.5
Class B Ordinary share [Member]
Private Placement [Line Items]
Par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary share [Member] | Sponsor [Member]
Private Placement [Line Items]
Agreed to purchase		7,187,500
Par value (in Dollars per share)		$ 0.0001
Class B Ordinary share [Member] | Sponsor [Member] | Private Placement Warrants [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Private Placement [Line Items]
Par value (in Dollars per share)		$ 0.0001